Long Term Debt - Summary of Future Maturities of Debt Outstanding (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Debt Disclosure [Abstract]
2022	$ 6,275
2023	6,265
2024	8,611
2025	11,726
2026	89,063
Total	$ 121,940